Income tax and social contribution (restated) (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax and social contribution (restated)
Profit before income tax and social contribution	R$ 209,295	R$ 200,272	R$ 210,374
Combined income tax and social contribution rate	34.00%	34.00%	34.00%
Tax using the Company’s domestic tax rate	R$ (71,160)	R$ (68,092)	R$ (71,527)
Interest on own capital	0	0	2,138
Expected income tax expense and interest on own capital	(71,160)	(68,092)	(69,389)
Taxation of profit before income tax generated abroad	1,070	(1,362)	(9,610)
Write-off of intangible assets	0	0	(6,864)
Current-year losses for which no deferred tax asset is recognized.	(3,220)	(11,342)	(2,650)
Tax effects on income of subsidiaries abroad (taxed at zero rate) a)	(4,403)	(22,122)	3,389
Other permanent exclusions (additions)	991	(1,644)	707
Income tax and social contributions	(76,722)	(104,562)	(84,417)
Current	(34,536)	(59,570)	(95,375)
Deferred	(42,186)	(44,992)	10,958
Income Tax and Social Contribution Expenses	R$ (76,722)	R$ (104,562)	R$ (84,417)
Effective rate	37.00%	52.00%	40.00%